Basic and Diluted Net Income/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and Diluted Net Income/(Loss) Per Share
Schedule of basic and diluted net income/(loss) per share calculated in accordance with ASC 260

	For the years ended
	December 31,
	2022	2023	2024
Net income/(loss) per ordinary share – basic:
Numerator (RMB’000):
Net income/(loss) attributable to 36Kr Holdings Inc.	22,637	(89,247)	(140,787)
Net (income)/loss attributable to non-controlling interests	(694)	(733)	4,160
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	21,943	(89,980)	(136,627)
Denominator:
Weighted average number of ordinary shares outstanding	1,034,547,219	1,043,057,081	1,054,310,601
Denominator used in computing net income/(loss) per share - basic	1,034,547,219	1,043,057,081	1,054,310,601
Net income/(loss) per ordinary share: - basic (RMB)	0.021	(0.086)	(0.130)

Net income/(loss) per ordinary share - diluted:
Numerator (RMB’000):
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	21,943	(89,980)	(136,627)
Net income/(loss) attributable to ordinary shareholders - diluted	21,943	(89,980)	(136,627)
Denominator:
Denominator used in computing net income/(loss) per share - basic	1,034,547,219	1,043,057,081	1,054,310,601
Denominator used in computing net income/(loss) per share - diluted	1,034,547,219	1,043,057,081	1,054,310,601
Net income/(loss) per ordinary share – diluted (RMB)	0.021	(0.086)	(0.130)